Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of trade and other receivables

	2022 £’000	2021 £’000	2020 £’000
Trade receivables	329	33	95
Prepayments	376	607	258
Other receivables	301	394	219
Total trade and other receivables	1,006	1,034	572
Less: non-current portion	–	–	–
Current portion	1,006	1,034	572